Cover	Jun. 24, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41015
Entity Registrant Name	VSEE HEALTH, INC.
Entity Central Index Key	0001864531
Entity Tax Identification Number	86-2970927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	980 N Federal Hwy #304
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	754
Local Phone Number	231-1688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Digital Health Acquisition Corp.
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	VSEE
Security Exchange Name	NASDAQ
Warrant [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, which entitles the holder to purchase one (1) share of common stock at a price of $11.50 per whole share
Trading Symbol	VSEEW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	980 N Federal Hwy #304
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432